As filed with the Securities and Exchange Commission on August 24, 1998

                                                                       File Nos.
                                                                         2-96634
                                                                        811-4267

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   27                        (X)

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.   28                                       (X)

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

           777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of
                     Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

          HARMON E. BURNS 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

 [ ] immediately upon filing pursuant to paragraph (b)
 [ ] on (date) pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [x] on November 1, 1998 pursuant to paragraph (a)(1)
 [ ] 75 days after filing pursuant to paragraph (a)(2)
 [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios (the Master Fund) has executed this registration statement.


Title of Securities Being Registered:
Shares of Beneficial Interest of:

Franklin Cash Reserves Fund

Money Market Portfolio

Franklin U.S. Government Securities
Money Market Portfolio


                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                           Franklin Cash Reserves Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"
               Information

4.             General Description            "How Is the Trust Organized?";
               of Registrant                  "How Does the Fund Invest Its
                                              Assets?"; "What Are the Risks of
                                              Investing in the Fund?";

5.             Management of the Fund         "Who Administers the Fund?"

5A.            Management's Discussion of     Not Applicable
               Fund Performance

6.             Capital Stock and Other        "How Is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Fund?"; "How Taxation
                                              Affects the Fund and Its
                                              Shareholders"

7.             Purchase of Securities Being   "How Do I Buy Shares?";  "May I
               Offered                        Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable



                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                             Money Market Portfolio
           Franklin U.S. Government Securities Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"
               Information

4.             General Description            "How Is the Trust Organized?";
               of Registrant                  "How Do the Funds Invest Their
                                              Assets?"; "What Are the Risks of
                                              Investing in the Funds?"

5.             Management of the Fund         "Who Administers the Funds?"

5A.            Management's Discussion of     Not Applicable
               Fund Performance

6.             Capital Stock and Other        "How Is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              From the Funds?"; "How Taxation
                                              Affects the Funds and Their
                                              Shareholders"

7.             Purchase of Securities Being   "How Do I Buy Shares?";  "May I
               Offered                        Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Funds?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable



                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                           Franklin Cash Reserves Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              "Table of Contents"

12.            General Information and        Not Applicable
               History

13.            Investment Objectives and      "How Does the Fund Invest Its
               Policies                       Assets?"; "What Are the Risks of
                                              Investing in the Fund?";
                                              "Investment Restrictions"

14.            Management of the Registrant   "Officers and Trustees";
                                              "Investment Management and Other
                                              Services"

15.            Control Persons and Principal  "Officers and Trustees";
               Holders of Securities          "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and Other  "Investment Management and Other
               Services                       Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How Does the Portfolio Buy
                                              Securities for Its Portfolio?"

18.            Capital Stock and Other        Not Applicable
               Securities

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities Being    Shares?"; "How Are Fund Shares
               Offered                        Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of Performance     "How Does the Fund Measure
               Data                           Performance?"

23.            Financial Statements           "Financial Statements"



                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                             Money Market Portfolio
           Franklin U.S. Government Securities Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              "Table of Contents"

12.            General Information and        Not Applicable
               History

13.            Investment Objectives and      "How Do the Funds Invest Their
               Policies                       Assets?"; "Investment
                                              Restrictions"

14.            Management of the Registrant   "Officers and Trustees"

15.            Control Persons and Principal  "Officers and Trustees";
               Holders of Securities          "Investment Management and Other
                                              Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and Other  "Investment Management and Other
               Services                       Services"; "The Funds'
                                              Underwriter"

17.            Brokerage Allocation           "How Do the Portfolios Buy
                                              Securities for Their Portfolio?"

18.            Capital Stock and Other        Not Applicable
               Securities

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities Being    Shares?"; "How Are Fund Shares
               Offered                        Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Funds' Underwriter"

22.            Calculation of Performance     "How Do the Funds Measure
               Data                           Performance?"

23.            Financial Statements           "Financial Statements"


PROSPECTUS
FRANKLIN CASH RESERVES FUND


NOVEMBER 1, 1998


INVESTMENT STRATEGY INCOME

INSTITUTIONAL FIDUCIARY TRUST


Please read this prospectus before investing in the fund, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/321-8563.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment goal is the same as the fund's.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN CASH RESERVES FUND


November 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary..........................................
Financial Highlights.....................................
How Does the Fund Invest Its Assets?.....................
What Are the Risks of Investing in the Fund?.............
Who Administers the Fund?................................
How Taxation Affects the Fund and Its Shareholders.......
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT
How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Fund?........
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY
Useful Terms and Definitions.............................


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/321-8563


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1998. The fund's actual expenses may vary.

A. SHAREHOLDER TRANSACTION EXPENSES+
    Exchange Fee (per transaction)                                  $5.00*

B. ANNUAL FUND OPERATING EXPENSES
    (as a percentage of average net assets)
    Management and Administration Fees                               0.40%**
    Rule 12b-1 Fees                                                  0.25%***
    Other Expenses of the Fund and the Portfolio                     0.11%
                                                                     -------
    Total Fund Operating Expenses                                    0.76%**
                                                                     =======


C. EXAMPLE


    Assume the fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the fund.

    1 YEAR               3 YEARS            5 YEARS             10 YEARS
    $8                   $24                $42                 $94

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.


+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Advisers had agreed in advance to limit its management and administration fees. With this reduction, management fees of the Portfolio were 0.14% and administration fees of the fund were 0%. Total fund operating expenses were 0.50%. The total fund operating expenses are different than the ratio of expenses to average net assets shown under "Financial Highlights" due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.


***These fees may not exceed 0.25%.



FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering the periods shown below appears in the financial statements in the fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call 1-800/321-8563.


                                                                      YEAR ENDED JUNE 30,
                                                      1998          1997          1996      1995
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                   $1.00         $1.00        $1.00       $1.00
Income from investment operations -
 net investment income                                 .051          .050         .052        .052
Less distributions from net
 investment income                                    (.051)        (.050)       (.052)      (.052)
                                                      -------------------------------------------------
Net asset value, end of year                         $1.00         $1.00        $1.00       $1.00
                                                     ==================================================
Total Return*                                         5.28%         5.11%        5.35%       5.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                $119,585       $76,510      $30,381     $14,545
Ratios to average net assets:
 Expenses 1                                            .50%          .50%         .49%        .40%
 Expenses, excluding waiver and payments by
 affiliate                                             .77%          .69%         .73%        .79%
 Net investment income                                5.14%         5.00%        5.10%       5.69%

*Total return is not annualized.
1The expense ratio includes the fund's share of the Portfolio's allocated expenses.

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share.

THE FUND'S INVESTMENT IN THE PORTFOLIO

The fund seeks to achieve its investment goal by investing all of its assets in the Portfolio. The Portfolio has the same investment goal as the fund. Like the fund's goal, the Portfolio's goal is fundamental, which means that it may not be changed without shareholder approval. The fund's investment policies are also substantially similar to the Portfolio's except the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. The fund buys shares of the Portfolio at Net Asset Value. An investment in the fund is an indirect investment in the Portfolio.

It is possible that the fund may have to withdraw its investment in the Portfolio and subsequently invest in another open-end management investment company with the same investment goal and policies. This could happen if the Portfolio changes it's investment goal or if the Board, at any time, considers it in the fund's best interest to withdraw the fund's investment from the Portfolio.

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes called a "Master/Feeder" structure. You will find more detailed information about this fund structure and potential risks associated with it in the SAI.

WHAT KINDS OF SECURITIES DOES THE PORTFOLIO BUY?

The Portfolio seeks to achieve its investment goal by investing in high-quality, short-term money market securities. The portfolio invests in high-quality money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements. Because the Portfolio limits its investments to high-quality securities, it will generally earn lower yields than a portfolio with lower quality securities that are subject to greater risk. Accordingly, the yield to shareholders in the Portfolio, and thus the fund, will likely be lower.

QUALITY, MATURITY AND DIVERSIFICATION STANDARDS. The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.

o The fund only buys securities that Advisers determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in Advisers' opinion.

o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.


o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.


More information about the Portfolio's diversification policies, and details of the credit quality ratings are included in the SAI.

U.S. GOVERNMENT SECURITIES include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported only by the credit of the instrumentality.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. The Portfolio will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.


The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.


COMMERCIAL   PAPER  typically   refers  to  short-term   obligations  of  banks,
corporations and other borrowers with maturities of up to 270 days. The Portfolio may invest in domestic or foreign commercial paper.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

WHAT ARE SOME OF THE PORTFOLIO'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Portfolio assumes the risk that the value of the security at delivery may be more or less than the purchase price.

REPURCHASE AGREEMENTS. The Portfolio will generally have a portion of its assets in cash or cash equivalents. To earn income on this portion of its assets, the
Portfolio may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the Portfolio agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Portfolio's custodian securities with an initial value of at least 102% of the dollar amount invested by the Portfolio in each repurchase agreement.

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without any limits, if Advisers believes that yields can be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on some securities held by the Portfolio may decline if the securities are sold before maturity.

ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.

OTHER POLICIES AND RESTRICTIONS. The fund and the Portfolio have a number of additional investment policies and restrictions that govern their activities. Those that are identified as fundamental may only be changed with shareholder approval. The others may be change by the Board or the Board of Trustees of Money Market alone. For a list of these restrictions and more information about the fund's and the Portfolio's investment policies, including those described above, please see "How Does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund or the Portfolio makes an investment. In most cases, the fund and the Portfolio are not required to sell a security because circumstances change and the security no longer meets one or more of the fund's or the Portfolio's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Like all investments, an investment in the fund involves risk. The risks of the fund are basically the same as those of other investments in money market securities. The short duration and high credit quality of the securities in which the Portfolio, and thus the fund, invests may help reduce the risks detailed below.

There is no assurance that the fund or the Portfolio will meet its investment goal. Although the fund tries to maintain a stable share price of $1, there is no assurance that it will be able to do so.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. Generally when interest rates rise, the value of a security falls. The opposite is also true: security prices go up when interest rates fall.

INCOME RISK is the risk that the Portfolio's, and thus the fund's, income will decrease due to falling interest rates. Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This a basic risk associated with all securities, When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers, prices tend to increase.


FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.



WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and Money Market having substantially the same boards. These procedures call for an annual review of the fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $236 billion in assets. Advisers is also the administrator of the fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the fund depends on the fund's proportionate share of the Portfolio's net assets. During the fiscal year ended June 30, 1998, the fund's proportionate share of the Portfolio's management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the fund. The fund's administration fees, before any advance waiver, totaled 0.25%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.76%. Under an agreement by Advisers to limit its fees, the fund paid a proportionate share of the Portfolio's management fees totaling 0.14% and no administration fees. Total expenses of the fund were 0.50%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Portfolio Buy Securities for Its Portfolio?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the fund could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue, and in particular foreign service providers' responsiveness to the issue, could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the fund's other major service providers.


THE RULE 12B-1 PLAN


The fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the fund under the plan may not exceed 0.25% per year of the fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, the fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from the fund, whether you receive them in cash or in additional shares, are generally subject to income tax. The fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because the fund expects to maintain a $1.00 net asset value per share, you should not have any gain or loss on the redemption or exchange of fund shares.

MUNICIPAL INVESTORS. A municipality that invests the proceeds of a bond offering in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits. You may wish to contact your tax advisor to determine the effect, if any, of payments by the fund with respect to the arbitrage rebate requirements.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends that you receive from the fund will generally be subject to state and local income tax. It is anticipated that no portion of the fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, the fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. The fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. The fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current net asset value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. YOU MAY REQUEST A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK BY CONTACTING INSTITUTIONAL SERVICES.


HOW IS THE TRUST ORGANIZED?


The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985 and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


You may buy shares of the fund without a sales charge. The fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement. We reserve the right to refuse any order to buy shares.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

Make your investment using the table below.

--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL                   1.   For an initial investment, complete and sign an
                               application.

                          2. Return the application to the fund with your check, Federal Reserve draft or negotiable bank draft made payable to the fund. Instruments drawn on other investment companies may not be accepted.

--------------------------------------------------------------------------------
BY WIRE
See "Holiday Schedule"    1.  Call Institutional Services at 1-800/321-8563 or
under "Transaction             650/312-3600 to receive a wire control number.
Procedures and Special         You need a new wire control number every time
Requirements."                 you wire money into your account. If you do not
                               have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.


                          2. Wire the funds to Bank of America, ABA routing number 121000358, for credit to Institutional Fiduciary Trust-Franklin Cash Reserves Fund, A/C 1493-3-04779. Your name, account number, and wire control number must be included.


                          3. For an initial investment you must also return your signed application to the fund. For investments over $50,000, you also need to complete the Institutional Telephone Privileges Agreement.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------

If the fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

Many of the fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the fund on arbitrage rebate calculations.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL                   Send us signed written instructions


--------------------------------------------------------------------------------
BY PHONE                  1.  Call Institutional Services at 1-800/321-8563


                          2. For requests over $50,000, you must complete an Institutional Telephone Privileges Agreement.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies, and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o    You may only exchange shares within the SAME CLASS, except as noted below.

o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


--------------------------------------------------------------------------------
METHOD                    STEPS TO FOLLOW
--------------------------------------------------------------------------------
BY MAIL                   1.  Send us signed written instructions.


                          2.  Provide a signature guarantee if required

                          3.  Corporate, partnership and trust accounts may
                              need to send additional documents. Accounts
                              under court jurisdiction may have other
                              requirements.
--------------------------------------------------------------------------------


BY PHONE
See "Holiday Schedule"    Call Institutional Services at 1-800/321-8563
under "Transaction
Procedures and Special     o You may exceed $50,000 by completing a separate
Requirements"                agreement. Call Institutional Services to
                             receive a copy.


                           o Telephone  requests  will be accepted  unless the
                             address on your account was changed by phone within the last 15 days.

--------------------------------------------------------------------------------
THROUGH YOUR DEALER       Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. If we receive your request in proper form before 3:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 3:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The fund declares dividends each day that its Net Asset Value is calculated and pays them monthly. The daily allocation of net investment income begins on the day after you make an investment and continues through the day you redeem your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested each day in the form of additional shares of the fund at the Net Asset Value per share at the close of business. You may also choose to receive dividends in cash. To do so, please notify the fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.


HOW AND WHEN SHARES ARE PRICED

The fund is open for business each day that both the NYSE and the Federal Reserve Bank of San Francisco are open. We determine the Net Asset Value per share at 3:00 p.m. Pacific time. To calculate Net Asset Value per share, the fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


The fund is informed that the NYSE and/or the Federal Reserve Bank of San Francisco observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the Federal Reserve Bank of San Francisco or the NYSE may modify its holiday schedule at any time. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the fund's portfolio securities are traded in other markets on days the Federal Reserve Bank of San Francisco or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

 o  Your name,


 o  The fund's name,


 o  A description of the request,

 o  For exchanges, the name of the fund you are exchanging into,

 o  Your account number,

 o  The dollar amount or number of shares, and

 o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

--------------------------------------------------------------------------------
TYPE OF ACCOUNT      DOCUMENTS REQUIRED
--------------------------------------------------------------------------------
CORPORATION          Corporate Resolution

--------------------------------------------------------------------------------
PARTNERSHIP          1. The pages from the partnership agreement that identify
                        the general partners, or

                     2. A certification for a partnership agreement

--------------------------------------------------------------------------------
TRUST                1. The pages from the trust document that identify the
                        trustees, or

                     2. A certification for trust
--------------------------------------------------------------------------------



KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the fund's financial reports.


SPECIAL SERVICES


Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the fund.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account, the fund may not be able to offer these services directly to you. In particular, retirement plans that use the services of Franklin's ValuSelect or another administrative service should follow their standard procedures. Otherwise, retirement plans will receive detailed instructions on how to access or make use of the various options offered by the fund.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton Funds included in the plan by calling KeyFACTSSM at 1-800/KEY-2110.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the fund's administrator


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you buy Class I shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc. and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information



SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Institutional Services, Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS
INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio
Franklin U.S. Government Securities Money Market Portfolio


NOVEMBER 1, 1998


INVESTMENT STRATEGY INCOME


Please read this prospectus before investing in a fund, and keep it for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated November 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/321-8563.

AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Unlike most funds that invest directly in securities, the Money Market Portfolio (the "Money Fund") seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Money Portfolio") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund") by investing in The U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"). Each Portfolio is a series of The Money Market Portfolios ("Money Market"). References in the prospectus to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. Their investment goals are the same as the funds'.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


INSTITUTIONAL FIDUCIARY TRUST
November 1, 1998


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS


ABOUT THE FUNDS

Expense Summary..........................................
Financial Highlights.....................................
How Do the Funds Invest Their Assets?....................
What Are the Risks of Investing in the Funds?............
Who Administers the Funds?...............................
How Taxation Affects the Funds and Their Shareholders....
How Is the Trust Organized?..............................

ABOUT YOUR ACCOUNT

How Do I Buy Shares?.....................................
May I Exchange Shares for Shares of Another Fund?........
How Do I Sell Shares?....................................
What Distributions Might I Receive From the Funds?.......
Transaction Procedures and Special Requirements..........
Services to Help You Manage Your Account.................
What If I Have Questions About My Account?...............

GLOSSARY
Useful Terms and Definitions.............................


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/321-8563



ABOUT THE FUNDS


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in a fund. These estimated expenses are based on each fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1998. Each fund's actual expenses may vary.

                                               MONEY    U.S. SECURITIES
                                               FUND          FUND
A.    SHAREHOLDER TRANSACTION EXPENSES+
      Exchange Fee (per transaction)*          $5.00        $5.00

B.    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
      Management and Administration Fees**     0.35%         0.35%
      Rule 12b-1 Fees***                       0.00%         0.00%
      Other Expenses of the Fund
      and the Portfolio                        0.04%         0.06%
                                             ---------      --------
      Total Fund Operating Expenses**          0.39%         0.41%
                                             =========      ========


C.  EXAMPLE


      Assume each fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in a fund.

      FUND                     1 YEAR     3 YEARS   5 YEARS   10 YEARS
      ----------------------------------------------------------------
      Money Fund                 $4        $13        $22       $49
      U.S. Securities Fund       $4        $13        $23       $52

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers had agreed in advance to waive or limit its management and administration fees. With this reduction, for the Money Fund, management fees of the Portfolio would have been 0.14%, administration fees of the fund would have been 0.17% and total fund operating expenses would have been 0.35%; for the U.S. Securities Fund, management fees of the Portfolio would have been 0.14%, administration fees of the fund would have been 0.15% and total fund operating expenses would have been 0.35%.
***The funds have not been required to make payments for 12b-1 expenses.


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Institutional Services at 1-800/321-8563.

MONEY FUND
                                                              YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------------------------------------------------
                                    1998    1997     1996     1995     1994     1993    1992     1991     1990     1989
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year                  $1.00    $1.00   $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                   ---------------------------------------------------------------------------------------
Income from investment
operations-
   net investment income             .054     .053    .055     .053      .033     .033     .046     .071     .083     .086
Less distributions from
net investment income               (.054)   (.053)  (.055)   (.053)    (.033)   (.033)   (.046)   (.071)   (.083)   (.086)
                                   ---------------------------------------------------------------------------------------
Net asset value,
end of year                        $1.00    $1.00   $1.00    $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
                                   =======================================================================================
Total return**                      5.58%    5.42%   5.61%    5.46%     3.35%    3.30%    4.72%    7.28%    8.65%    8.97%
RATIOS/SUPPLEMENTAL DATA
Net assets, end
  of year (in millions)             $176     $185     $341     $272     $218     $222     $189     $232     $236     $122
Ratios to average net assets:
 Expenses                            .20%1    .20%1   .19%1    .15%1     .15%1    .20%1    .25%     .25%     .25%     .25%
 Expenses excluding waiver
 and payments by affiliate           .24%1    .24%1   .24%1    .24%1     .25%1    .49%1    .74%     .71%     .07%     .08%
 Net investment income              5.44%    5.27%   5.45%    5.40%     3.24%    3.25%    4.69%    7.11%    8.27%    8.68%


U.S. SECURITIES FUND
                                                              YEAR ENDED JUNE 30,
---------------------------------------------------------------------------------------------------------------------------
                                    1998     1997     1996     1995     1994     1993    1992     1991     1990     1989
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year                   $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00
                                   ---------------------------------------------------------------------------------------
Income from investment
operations-
 net investment income                .054     .052     .054     .052     .032     .031    .045     .070     .084     .080
Less distributions from net
investment income                    (.054)   (.052)   (.054)   (.052)   (.032)   (.031)  (.045)   (.070)   (.084)   (.080)
                                   ---------------------------------------------------------------------------------------
Net asset value,
end of year                         $1.00    $1.00    $1.00    $1.00    $1.00    $1.00   $1.00    $1.00    $1.00    $1.00
                                   =======================================================================================
$1.00
=====

Total return**                       5.51%    5.29%    5.50%    5.32%    3.25%    3.18%   4.55%    7.13%    8.68%    8.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end
of year (in millions)                $131      $137     $152     $335     $219     $310    $195     $373     $203     $54
Ratios to average net assets:
 Expenses                             .20%1    .20%1    .19%1    .15%1    .15%1    .19%1   .25%     .25%     .21%      -
 Expenses excluding waiver
 and payments by affiliate            .26%1    .26%1    .26%1    .23%1    .25%1    .45%1   .59%     .56%     .62%     .70%
 Net investment income               5.34%    5.14%    5.44%    5.26%    3.20%    3.12%   4.59%    6.79%    8.27%    8.37%

**Total return is not annualized.
1The expense ratio includes the fund's share of the Portfolio's allocated expenses.


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of the Money Fund and the U.S. Securities Fund is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital, and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. Each fund also tries to maintain a stable Net Asset Value of $1 per share.

THE FUNDS' INVESTMENT IN THE PORTFOLIO

The Money Fund seeks to achieve its investment goal by investing all of its assets in the Money Portfolio. The U.S. Securities Fund seeks to achieve its investment goal by investing all of its assets in the U.S. Securities Portfolio. The Portfolio has the same investment goal as the funds. Like each fund's goal, the Portfolio's goal is fundamental, which means that it may not be changed without shareholder approval. Each fund's investment policies are also substantially similar to the Portfolio's except each fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund. Each fund buys shares of the Portfolio at Net Asset Value. An investment in a fund is an indirect investment in the Portfolio.

It is possible that a fund may have to withdraw its investments in the Portfolio and subsequently invest in another open-end management investment company with the same investment goal and policies. This could happen if the Portfolio changes its investment goal or if the Board, at any time, considers it in the fund's best interest to withdraw the fund's investment from the Portfolio.

The funds' structure, where each fund invests all of its assets in the Portfolio, is sometimes called a "Master/Feeder" structure. You will find more detailed information about this fund structure and potential risks associated with it in the SAI.

WHAT KINDS OF SECURITIES DOES THE PORTFOLIO BUY?

Because the Portfolio limits its investments to high-quality securities, it will generally earn lower yields than a portfolio with lower quality securities that are subject to greater risk. Accordingly, the yield to shareholders in the Portfolio, and thus the funds, will likely be lower.

QUALITY, MATURITY AND DIVERSIFICATION STANDARDS. The Portfolio, like all money funds, follows SEC guidelines on the quality, maturity and diversification of its investments. These guidelines are designed to help reduce a money fund's risks so that it is more likely to keep its share price at $1.

o The funds only buy securities that Advisers determines present minimal credit risks and that are rated in one of the top two short-term rating categories or that are comparable unrated securities in Advisers' opinion.

o The Portfolio only buys securities with remaining maturities of 397 calendar days or less and maintains a dollar-weighted average portfolio maturity of 90 days or less.

o Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities.

More information about the Portfolio's diversification policies, and details of the credit quality ratings are included in the SAI.


THE U.S. SECURITIES PORTFOLIO

The U.S. Securities Portfolio may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government or in repurchase agreements (as described below) collateralized by such securities. As a fundamental policy subject to change only by shareholder approval, the U.S. Securities Portfolio will invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government. Repurchase agreements with respect to obligations issued or guaranteed by the U.S. government and supported by the full faith and credit of the U.S. government are included within this fundamental policy.

At the present time, it is the U.S. Securities Portfolio's policy to limit its investments to U.S. Treasury bills, notes and bonds and to repurchase agreements collateralized only by such securities. This policy may only be changed upon 30 days' written notice to shareholders and to the National Association of Insurance Commissioners.

These U.S. government securities and repurchase agreements are specifically permitted for investment through mutual funds by California local agencies under California Government Code Sections 53601 and 53635. The California Government Code requires each investment decision made by or on behalf of a California local agency to be made consistently with the directives of the local agency's legislative body and any other statutory or contractual limitations applicable to the moneys being invested. Therefore, any person making such a decision should first consult with expert counsel to assure the decision is being made in compliance with those directives and limitations.

THE MONEY PORTFOLIO


The Portfolio seeks to achieve its investment goal by investing in high-quality, short-term money market securities. The Portfolio invests in high-quality money market securities of domestic and foreign issuers, including U.S. Government securities and repurchase agreements.

U.S. GOVERNMENT SECURITIES in which the Money Portfolio may invest include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank. Others, such as obligations of the Federal National Mortgage Association, are supported only by the credit of the instrumentality.

BANK OBLIGATIONS, or instruments secured by bank obligations, include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes and bankers' acceptances. The Money Portfolio will invest in these obligations or instruments issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Money Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The Money Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Money Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

COMMERCIAL PAPER typically refers to short-term obligations of banks, corporations and other borrowers with maturities of up to 270 days. The Money Portfolio may invest in domestic or foreign commercial paper.

CORPORATE OBLIGATIONS may include fixed, floating and variable rate bonds, debentures or notes.

WHAT ARE SOME OF THE PORTFOLIOS' OTHER INVESTMENT STRATEGIES AND
PRACTICES?

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Money Portfolio may buy and sell securities on a "when issued" and "delayed delivery" basis, where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Money Portfolio assumes the risk that the value of the security at delivery may be more or less than the purchase price.

REPURCHASE AGREEMENTS. The Portfolio will generally have a portion of its assets in cash or cash equivalents. To earn income on this portion of its assets, the Portfolio may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the Portfolio agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Portfolio's custodian securities with an initial value of at least 102% of the dollar amount invested by the Portfolio in each repurchase agreement.


The U.S. Securities Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of its total assets would be invested in repurchase agreements, together with any other investments for which market quotations are not readily available.


PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without any limits, if Advisers believes that yields can be increased by doing so. Advisers considers current market conditions, cash requirements and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on some securities held by the Portfolio may decline if the securities are sold before maturity.

ILLIQUID INVESTMENTS. The Money Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Money Portfolio has valued them.

OTHER POLICIES AND RESTRICTIONS. Each fund and the Portfolio have a number of additional investment policies and restrictions that govern their activities. Those that are identified as fundamental may only be changed with shareholder approval. The others may be changed by the Board or the Board of Trustees of Money Market alone. For a list of these restrictions and more information about each fund's and the Portfolio's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund or the Portfolio makes an investment. In most cases, a fund and the Portfolio are not required to sell a security because circumstances change and the security no longer meets one or more of the fund's or the Portfolio's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

Like all investments, an investment in a fund involves risk. The risks of each fund are basically the same as those of other investments in money market securities. The short duration and high credit quality of the securities in which the Portfolio, and thus the fund, invests may help reduce the risks detailed below.

There is no assurance that the funds or the Portfolio will meet their investment goals. Although each fund tries to maintain a stable share price of $1, there is no assurance that it will be able to do so.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. Generally when interest rates rise, the value of a security falls. The opposite is also true: security prices go up when interest rates fall.

INCOME RISK is the risk that the Portfolio's, and thus each fund's, income will decrease due to falling interest rates. Since a fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers, prices tend to increase.

FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.

WHO ADMINISTERS THE FUNDS?

THE BOARD. The Board oversees the management of each fund and elects its officers. The officers are responsible for each fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from each fund and Money Market having substantially the same boards. These procedures call for an annual review of each fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures to Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $236 billion in assets. Advisers is also the administrator of each fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that a fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by a fund depends on the fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1998, management and administration fees paid to Advisers and total operating expenses, as a percentage of average daily net assets, were as follows:

                             MANAGEMENT ADMINISTRATION TOTAL OPERATING
                                FEES*        FEES*        EXPENSES*
------------------------------------------------------------------------
Money Fund................      0.14%        0.02%           0.20%
U.S. Securities Fund......      0.14%        0.00%           0.20%

*Management fees, before any advance waiver, totaled 0.15% for each Portfolio. Administration fees, before any advance waiver, were .05% for each fund. Total operating expenses were 0.24% for the Money Fund and 0.26% for the U.S. Securities Fund.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does Each Portfolio Buy Securities for Its Portfolio?" in the SAI for more information.

YEAR 2000 ISSUE. Like other mutual funds, the funds could be adversely affected if the computer systems used by Advisers and other service providers do not properly process date-related information on or after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue, and in particular foreign service providers' responsiveness to the issue, could affect portfolio and operational areas including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions, and others. While there can be no assurance that the funds will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the Year 2000 Issue, including seeking reasonable assurances from the funds' other major service providers.


THE RULE 12B-1 PLAN


Each fund has a distribution plan or "Rule 12b-1 Plan" under which it may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by each fund under the plan may not exceed 0.15% per year of the fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase. For more information, please see "The Funds' Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

TAXATION OF THE FUND. As a regulated investment company, a fund generally pays no federal income tax on the income and gains that it distributes to you.

DISTRIBUTIONS. Distributions from a fund, whether you receive them in cash or in additional shares, are generally subject to income tax. A fund will send you a statement in January of each year that reflects the amount of ordinary dividends you received from the fund in the prior year. This statement will include distributions declared in December and paid to you in January of the following year, but which are taxable as if paid on December 31 of the prior year. The IRS requires you to report these amounts on your income tax return for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Distributions by a fund received by your qualified retirement plan, such as a section 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report distributions by a fund on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of a fund's distributions will qualify for the corporate dividends-received deduction.

REDEMPTIONS AND EXCHANGES. Because each fund expects to maintain a $1.00 Net Asset Value per share, you should not have any gain or loss on the redemption or exchange shares in a fund.

MUNICIPAL INVESTORS. A municipality that invests the proceeds of a bond offering in a fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits. You may wish to contact your tax advisor to determine the effect, if any, of payments by a fund with respect to the arbitrage rebate requirements.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends. Shares in a fund held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in a fund.

STATE TAXES. Ordinary dividends that you receive from a fund will generally be subject to state and local income tax. It is anticipated that no portion of a fund's distributions will qualify for the exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. The holding of a fund's shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in a fund.

BACKUP WITHHOLDING. When you open an account, IRS regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, a fund is required to withhold 31% of all taxable distributions (including ordinary dividends and capital gain distributions), and redemption proceeds paid to you. A fund is also required to begin backup withholding on your account if the IRS instructs the fund to do so. A fund reserves the right not to open your account, or, alternatively, to redeem your shares at the current Net Asset Value, less any taxes withheld, if you fail to provide a correct TIN, fail to provide the proper tax certifications, or the IRS instructs the fund to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND. A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI. YOU MAY REQUEST A FREE FRANKLIN TEMPLETON TAX INFORMATION HANDBOOK BY CONTACTING FUND INFORMATION.

HOW IS THE TRUST ORGANIZED?

Each fund is a no-load, diversified series of the Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of each fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Each fund is available for investment by individuals, institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. THE U.S. SECURITIES FUND IS ALSO DESIGNED FOR GOVERNMENT AUTHORITIES AND AGENCIES. Fund shares are offered without a sales charge.

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1.    Read this prospectus carefully.

2. Determine how much you would like to invest. The funds' minimum investments are:

         To open your account:   $100,000
         To add to your account: No minimum

      States, counties, cities, and their instrumentalities, departments, agencies and authorities may open an account in each fund with a minimum initial investment of $1,000.

      We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign an Institutional Account application. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4.    Make your investment using the table below.

----------------------------------------------------------------------
METHOD                STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL               For an initial investment:

                         Return the application to the fund with
                          your check, Federal Reserve draft or
                          negotiable bank draft made payable to the fund. Instruments drawn on other investment companies may not be accepted.

                      For additional investments:

                      1.  Send a check or use the deposit slips
                          included with your monthly statement or
                          checkbook (if you have requested one).

                      2. If you send a check, please include your account number on the check.

----------------------------------------------------------------------
BY WIRE               1. Call the fund at 1-800/321-8563 or
                         1-650/312-3600 by 11:15 a.m. Pacific time
See "Holiday             for the Money Fund and by 1:30 p.m. Pacific
Schedule" under          time for the U.S. Securities Fund to
"Transactions            receive that day's credit and be eligible
Procedures and           to receive that day's dividend. The fund
Special Requirements"    will supply a wire control number for the
                         investment. You need a new wire control
                         number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                      2. On the same day, wire the funds to Bank of
                         America, ABA routing number 121000358, for credit to Money Market Portfolio or Franklin U.S. Government Securities Money Market Portfolio, A/C 1493304779. Your name and wire control number must be included.

                      3. For an initial investment, you must also
                         return your signed Institutional Account application to the fund. For investments over $50,000, you also need to complete the Institutional Telephone Privileges Agreement.

----------------------------------------------------------------------
Through Your Dealer   Call your investment representative
----------------------------------------------------------------------

Many of the funds' investments, through the Portfolio, must be paid for in federal funds, which are monies held by the funds' custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. A fund generally cannot invest money received from you until it is converted into and is available to the fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

When you buy shares, if you submit a check or a draft that is returned unpaid to the fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain institutional investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the funds are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the funds on arbitrage rebate calculations.


MORE INFORMATION ABOUT BUYING SHARES BY WIRE


If a fund receives your order in proper form before 3:00 p.m. Pacific time, we will credit the purchase to your account that day. Orders received after 3:00 p.m. will be credited the following business day.

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for each fund will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

----------------------------------------------------------------------
METHOD                 STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                Send us signed written instructions
----------------------------------------------------------------------
BY PHONE               Call Institutional Services at 1-800/321-8563
                       or 1-650/312-3567

                       For requests over $50,000, you must complete
                       an Institutional Telephone Privileges
                       Agreement. Call Institutional Services to
                       receive a copy.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain employee benefit plans, trust companies, and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed the day your request is received, prior to 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund, with payment for the purchased shares processed on the following business day when the funds are made available from the fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective Net Asset Value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the fund will be bought on the following business day when the money for purchase is available.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o You may only exchange shares within the same class, except as noted below.

o  The accounts must be identically registered.

o The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the funds do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the funds at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the funds at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


---------------------------------------------------------------------
METHOD                 STEPS TO FOLLOW
---------------------------------------------------------------------
BY MAIL                1. Send us signed written instructions


                       2. Provide a signature guarantee if required

                       3. Corporate, partnership and trust accounts
                          may need to send additional documents.
                          Accounts under court jurisdiction may
                          have other requirements.
---------------------------------------------------------------------
BY PHONE               1. Call Institutional Services at
See "Holiday              1-800/321-8563
Schedule" under
"Transactions          2. For requests over $50,000, you must
Procedures and            complete an Institutional Telephone
Special Requirements"     Privileges Agreement. Call Institutional
                          Services to receive a copy.

                       o Telephone requests will be accepted unless:

                       The address on your account was changed by
                       phone within the last 15 days.
---------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
---------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature guaranteed letter of instruction.


A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.


Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the funds generally do not impose a Contingent Deferred Sales Charge, they will do so if you sell shares that were exchanged into a fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in a fund does not count towards the completion of any Contingency Period.


We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated dollar amount, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated number of shares, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in a fund's net investment income. THE FUNDS DO NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN THEIR SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of each fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the fund is expected to remain at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.


HOW AND WHEN SHARES ARE PRICED


The funds are open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time for the Money Fund and 3.00 p.m. Pacific time for the U.S. Securities Fund. To calculate Net Asset Value per share, each fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE

In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time for the Money Fund and before 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.


The funds are informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day , Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the funds reserve the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent a fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the fund's Net Asset Value may be affected when investors do not have access to the fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o   Your name,


o   The fund's name,


o   A description of the request,

o   For exchanges, the name of the fund you are exchanging into,

o   Your account number,

o   The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, we accept written instructions signed by only one owner for certain types of transactions or account changes. These include transactions or account changes that you could also make by phone, such as certain redemptions of $50,000 or less, exchanges between identically registered accounts, and changes to the address of record. For most other types of transactions or changes, written instructions must be signed by all registered owners.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.


SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES


We will credit your shares to your fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless ALL owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

---------------------------------------------------------------------
TYPE OF ACCOUNT    DOCUMENTS REQUIRED
---------------------------------------------------------------------
CORPORATION        Corporate Resolution
---------------------------------------------------------------------
PARTNERSHIP        1. The pages from the partnership agreement that
                      identify the general partners, or

                   2. A certification for a partnership agreement
---------------------------------------------------------------------
TRUST              1. The pages from the trust document that
                      identify the trustees, or

                   2. A certification for trust
---------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE


If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the above minimums.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in a fund. Under the plan, you can have money transferred automatically from your checking account to a fund each month to buy additional shares. If you are interested in this program, please contact our Institutional Services Department. You may discontinue the program at any time by notifying us by mail or phone.


AUTOMATIC PAYROLL DEDUCTION


You may have money transferred from your paycheck to a fund to buy additional shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


ELECTRONIC FUND TRANSFERS


You may choose to have distributions from a fund sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


For additional information regarding these programs, please call
Institutional Services at 1-800/321-8563.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o   obtain information about your account;

o   obtain price and performance information about any Franklin
    Templeton Fund; and


o   request duplicate statements and deposits slips for Franklin
    Templeton accounts.

You will need each fund's code number to use TeleFACTS(R). The Money Fund's code is 140 and the U.S. Securities Fund's code is 142.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.


o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call
   Institutional Services if you would like an additional free copy of the funds' financial reports.


SPECIAL SERVICES


Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the funds.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the funds may not be able to offer these services directly to you. Please contact your investment representative.


GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., each Portfolio's investment manager and the funds' administrator


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. The holding period for Class I begins on the first day of the month in which you buy shares. Regardless of when during the month you buy Class I shares, they will age one month on the last day of that month and each following month. The holding period for Class II begins on the day you buy your shares. For example, if you buy Class II shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services
Department


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRS - Internal Revenue Service

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Institutional Services, Investor
Services, Distributors, or other wholly owned subsidiaries of Resources.



FRANKLIN CASH RESERVES FUND
INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF  ADDITIONAL INFORMATION


NOVEMBER 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563

TABLE OF CONTENTS


How Does the Fund Invest Its Assets?.........................
Investment Restrictions......................................
Officers and Trustees........................................
Investment Management
 and Other Services..........................................
How Does the Portfolio Buy
 Securities for Its Portfolio?...............................
How Do I Buy, Sell and Exchange Shares?......................
How Are Fund Shares Valued?..................................
Additional Information on
 Distributions and Taxes.....................................
The Fund's Underwriter.......................................
How Does the Fund Measure Performance?.......................
Miscellaneous Information....................................
Financial Statements.........................................
Useful Terms and Definitions.................................
Appendices
 Summary of Procedures to Monitor Conflicts of Interest......
 Description of Ratings......................................


-----------------------------------------------------------------------
      When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-----------------------------------------------------------------------


The fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in the fund. For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;


o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The investment goal of the fund is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. The fund also tries to maintain a stable Net Asset Value of $1 per share. The fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment goal is the same as the fund.

The following gives more detailed information about the Portfolio's investment policies and the types of securities that it may buy. Please read this information together with the section "How Does the Fund Invest Its Assets?" in the Prospectus.

The fund's investment policies are substantially similar to those described below for the Portfolio except, in all cases, the fund may pursue its policies by investing in an open-end management investment company with the same investment goal and substantially similar policies and restrictions as the fund.

MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE PORTFOLIO BUYS

BANK OBLIGATIONS. As discussed in the Prospectus, the Portfolio may invest in certain bank obligations or instruments secured by bank obligations. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

VARIABLE MASTER DEMAND NOTES. Variable master demand notes are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Portfolio, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Portfolio does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Portfolio's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, Advisers considers, among other things, the earning power, cash flow and other liquidity ratios of the issuer.

MUNICIPAL SECURITIES. The Portfolio may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

MORE INFORMATION ABOUT SOME OF THE PORTFOLIO'S OTHER INVESTMENT STRATEGIES AND PRACTICES

DIVERSIFICATION. The Portfolio is a diversified fund. As fundamental policies, the Portfolio may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. The Portfolio also may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the Portfolio must follow certain procedures required by federal securities laws that may be more restrictive than some of the Portfolio's other policies or investment restrictions. With respect to diversification, these procedures require that the Portfolio not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Portfolio also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Portfolio and the fund, except to the extent that the fund invests all of its assets in another registered investment company with the same investment objective and substantially similar policies as the fund.

When-Issued or Delayed-Delivery Transactions. When the Portfolio is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Portfolio will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Advisers will monitor the value of such securities daily to determine that the value equals or exceed the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will enter into repurchase agreements only with parties who meet creditworthiness standards approved by Money Market's Board, I.E., banks or broker-dealers that have been determined by Advisers to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of it total assets. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. The Portfolio may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.

OTHER LIMITATIONS. The Portfolio may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Portfolio also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Code.

THE FUND'S MASTER/FEEDER STRUCTURE

The fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder" structure. By investing all of its assets in shares of the Portfolio, the fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee that this will happen.

If the fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

There are some risks associated with the fund's Master/Feeder structure. If other shareholders in the Portfolio sell their shares, the fund's expenses may increase. Additionally, any economies of scale the fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the fund, the fund may need to withdraw its investment from the Portfolio. Likewise, if the Board considers it to be in the fund's best interest, it may withdraw the fund's investment from the Portfolio at any time. If either situation occurs, the Board will decide what action to take. Possible solutions might include investing of all of the fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment advisor to manage the fund's investments. Either circumstance could increase the fund's expenses.



INVESTMENT RESTRICTIONS


The fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the fund or (ii) 67% or more of the shares of the fund present at a shareholder meeting if more than 50% of the outstanding shares of the fund are represented at the meeting in person or by proxy, whichever is less. The fund MAY NOT:

 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the fund's total asset value.

 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

 (7) Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the fund's policies, as described in its current Prospectus, state otherwise, and further to the extent all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.


The investment restrictions of the Portfolio are substantially similar to the investment restrictions of the fund, except as necessary to reflect the policy of the fund to invest all of its assets in shares of the Portfolio.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Trust who are responsible for administering the fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the fund under the 1940 Act are indicated by an asterisk (*).

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH THE TRUST             DURING THE PAST FIVE
                                                      YEARS

Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Trustee

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); former member and past Chairman of the Board, Sutter Community Hospitals, Sacramento, CA; former member, Corporate Board, Blue Shield of California; former Chief Counsel, California Department of Transportation; and director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General  Partner,  Miller & LaHaye,  which is the General  Partner of  Peregrine
Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive  Vice  President  and Director,  Franklin  Resources,  Inc.,  Franklin
Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust, is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of Money Market but not the Trust.

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH MONEY MARKET          DURING THE PAST FIVE
                                                      YEARS

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

R. Martin Wiskemann (71)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 15 of the investment companies in the Franklin Templeton Group of Funds.

The tables above show the officers, Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $310 per month plus $225 per meeting attended. Also as of June 1, 1998, nonaffiliated trustees of Money Market are no longer paid any fees. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.



                                                            TOTAL FEES        NUMBER OF BOARDS
                                                            RECEIVED FROM     IN THE   FRANKLIN
                        TOTAL FEES        TOTAL FEES        THE FRANKLIN      TEMPLETON   GROUP OF
                        RECEIVED          RECEIVED FROM     TEMPLETON GROUP   FUNDS ON WHICH
NAME                    FROM THE TRUST*** MONEY MARKET***   OF FUNDS****      EACH SERVES*****
--------------------------------------------------------------------------------------------------
Frank H. Abbott, III      $4,810             $1,100          $165,937           27
Harris J. Ashton           4,626              1,050           344,642           49
Robert F. Carlson*         2,335                450            17,680            9
S. Joseph Fortunato        4,599              1,050           361,562           51
David W. Garbellano**        800                200            91,317           N/A
Frank W.T. LaHaye          4,810             $1,100           141,433           27
Gordon S. Macklin          4,626             $1,050           337,292           49

*Appointed January 15, 1998.
**Deceased, September 27, 1997.
***For the fiscal year ended June 30, 1998. During the period from July 1, 1997 through May 31, 1998, fees at the rate of $200 per month plus $200 per meeting attended were in effect for the Trust and fees at the rate of $50 per month plus $50 per meeting attended were in effect for Money Market.
****For the calendar year ended December 31, 1997.
*****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 170 U.S. based funds or series.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 4, 1998, the officers and Board members did not own of record or beneficially any shares of the fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  ADMINISTRATOR  AND SERVICES  PROVIDED.  Advisers is the
investment manager of the Portfolio and is also the administrator of the fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the fund and the Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT  AND  ADMINISTRATION  FEES.  Under  its  management  agreement,   the
Portfolio pays Advisers a management fee equal to an annual rate of 0.15% of the fund's average daily net assets.

Advisers provides various administrative, statistical, and other services to the fund. Under its administration agreement, the fund pays Advisers an administration fee equal to an annual rate of 0.25% of the value of the fund's average daily net assets. The fee is computed at the close of business [on the last business day of each month.

For the fiscal years ended June 30, 1998, 1997 and 1996, management fees of the Portfolio, before any advance waiver, totaled, $2,963,304, $2,547,891 and $2,162,519, respectively. Administration fees of the fund, before any advance waiver, totaled $292,245, $148,055 and $61,531. Under an agreement by Advisers to limit its fees, the Portfolio paid management fees totaling $2,830,858, $2,429,509 and $2,034,014, and the fund paid administration fees totaling $0, $43,899 and $5,315, for the same periods.

MANAGEMENT AGREEMENT. The management agreement for the Portfolio is in effect until February 28, 1999. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the fund's shareholder servicing agent and acts as the fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the fund's custodian and holds the fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the fund's cash, pending investment in shares of the Portfolio. Bank of New York also acts as custodian of the securities and other assets of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the fund's independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the fund included in the fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DOES THE PORTFOLIO BUY SECURITIES FOR ITS PORTFOLIO?

The fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.


Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the fund's portfolio transactions.

If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.


Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


During the fiscal years ended June 30, 1998, 1997 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1998, the Portfolio owned securities issued by Morgan Stanley Dean Witter & Co. valued in the aggregate at $80 million, J.P. Morgan & Co. valued in the aggregate at $49 million, and Swiss Bank Corp. valued in the aggregate at $25 million. Morgan Stanley Dean Witter & Co, J.P. Morgan & Co. and Swiss Bank Corp. are regular broker-dealers of the Portfolio. Except as noted, neither the fund nor the Portfolio owned securities of its regular broker-dealers as of the end of the fiscal year.

HOW DO I BUY, SELL AND EXCHANGE SHARES?


ADDITIONAL INFORMATION ON BUYING SHARES


The fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Banks and financial institutions that sell shares of the fund may be required by state law to register as Securities Dealers.

All purchases of fund shares will be credited to you, in full and fractional shares of the fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued.

The fund reserves the right to reject any order for the purchase of shares of the fund and to waive any minimum investment requirements. The offering of shares of the fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If a substantial number of shareholders should, within a short period, sell their shares of the fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


REDEMPTIONS IN KIND. The fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.


SHAREHOLDER REDEMPTIONS


The fund will attempt to make payment for all shares redeemed on the day your request is submitted, provided the fund is timely notified as described in the fund's Prospectus, but in no event later than seven days after receipt by the fund of your redemption request in proper form. The fund reserves the right, however, to suspend redemptions or postpone the date of payment during any period when (1) trading on the NYSE is closed for periods other than weekends and holidays; (2) trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of portfolio securities or valuation of the net assets of the fund is not reasonably practicable; or (3) for such other period as the SEC, by order, may permit for the protection of the fund's shareholders. At various times, the fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of such shares.


GENERAL INFORMATION


If dividend checks are returned to the fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All wires sent and received by the custodian bank and reported by the custodian bank to the fund prior to 3:00 p.m. Pacific time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the fund is notified on time as provided in the Prospectus. All wire payments received or reported by the custodian bank to the fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

HOW ARE FUND SHARES VALUED?


The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.


The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest short-term rating categories by nationally recognized rating services, or if unrated, are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.


The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. The fund declares dividends for each day that the fund's Net Asset Value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day. The fund's daily net income includes its pro rata share of the Portfolio's income plus or minus any gain or loss on the sale of Portfolio shares and changes in unrealized appreciation or depreciation in Portfolio shares (to the extent required to maintain a constant Net Asset Value per share), less the estimated expenses of the fund. The Portfolio's income consists of accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of securities held by the Portfolio and changes in unrealized appreciation or depreciation in securities held by the Portfolio, less the estimated expenses of the Portfolio.

The fund earns income and gains on its investment in the Portfolio. The Portfolio, in turn, earns income generally in the form of interest, original issue, market and acquisition discount, and other income derived from its investments. This income, together with the excess of any net short-term capital gain over net long-term capital loss realized by the Portfolio, less expenses incurred in the operation of the Portfolio, is paid to the fund as ordinary dividend income. The ordinary dividend income received from the Portfolio, less expenses incurred in the operation of the fund, constitute the fund's net investment income from which dividends may be paid to you. Any distributions by the fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The fund may receive capital gain distributions from the Portfolio, consisting of the excess of any net long-term capital gain over net short-term capital loss realized by the Portfolio on the sale or disposition of its underlying portfolio securities. The fund may also derive capital gains and losses in connection with the sale of Portfolio shares. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions derived from the excess of net long-term capital gain over net short-term capital loss, including capital gain distributions received from the Portfolio, will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by the fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund. Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains, however.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. The fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

MAINTENANCE OF $1.00 NET ASSET VALUE. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the fund to distribute income or make distribution adjustments in order to maintain a $1.00 Net Asset Value. These procedures may result in under- or over-distributions of net investment income.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of the fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, the fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, the fund must meet certain specific requirements, including:

o The fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o The fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

o The fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires the fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The fund intends to declare and pay sufficient dividends in December (or in January of the following year that are treated by you as received in December of the prior year) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase. Because the fund seeks to maintain a constant $1.00 per share Net Asset Value, you should not expect to realize a gain or loss upon redemption of your fund shares, however.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in Government National Mortgage Association/Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. It is anticipated, however, that no portion of the fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. At the end of each calendar year, the fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

MUNICIPAL INVESTORS. Municipalities may invest surplus money subject to the arbitrage rebate requirements of section 148 of the Code in the fund. Section 115(1) of the Code provides, in part, that gross income does not include income accruing to a state, territory, or any political subdivision thereof that is derived from the exercise of any essential government function. To the extent that an investment by a municipality in the fund is made in connection with such functions, the municipality will not be liable for federal income tax on income or gains derived from its investment. A municipality that invests money subject to the arbitrage rebate requirements in the fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits.

DIVIDENDS-RECEIVED  DEDUCTION  FOR  CORPORATIONS.  Because the fund's  income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by the fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the fund for acting as underwriter.


THE RULE 12B-1 PLAN


The fund has a distribution plan or "Rule 12b-1 plan" that was adopted pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the fund, Advisers or Distributors or other parties on behalf of the fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration agreement between the Trust and Advisers or the management agreement between Money Market and Advisers, or by vote of a majority of the fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the fund, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1998, Distributors had eligible expenditures of $287,888 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the fund paid Distributors $272,527.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The fund's current yield for the seven day period ended June 30, 1998, was 5.14%.

EFFECTIVE YIELD. The fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The fund's effective yield for the seven day period ended June 30, 1998, was 5.27%.


This figure was obtained using the following SEC formula:

                                          365/7
Effective Yield = [(Base Period Return + 1)    ] - 1

OTHER PERFORMANCE QUOTATIONS


The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the fund may satisfy your investment goal, advertisements and other materials about the fund may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

g) Financial publications: THE WALL STREET JOURNAL AND BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD, FORBES, FORTUNE, and MONEY MAGAZINES provide performance statistics over specified time periods.


Advertisements or information may also compare the fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the fund to calculate its figures. In addition, there can be no assurance that the fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION


The fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the fund cannot guarantee that these goals will be met.

The fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $236 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. The fund may identify itself by its NASDAQ symbol or CUSIP number.

MISCELLANEOUS - The fund may be used in shareholder newsletters as an example of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the fund.

The fund may be listed as a member of the Franklin Templeton Group of Funds in shareholder newsletters.

The fund may be used in shareholder newsletters as an example of the benefits of diversification.

The fund may be used to demonstrate the benefits offered by professional management.


Advertisements may indicate that as an established presence in the municipal securities industry, the Franklin Templeton Group currently manages over $46 billion in municipal bond assets. Its municipal bond experience and knowledge of municipal issuers allows the Franklin Templeton Group to offer investment vehicles and services tailored to the needs of government investors.


Of course, an investment in the fund cannot guarantee that the shareholder's goals will be met.


SPECIAL SERVICES

You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool, or portfolio which you may currently be using. It is based on historical information and covers any time period you may wish to use, after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.


Investor Services may charge you separate fees, to be negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month, or other special handling that you may request. These special services provided to certain shareholders will not increase the expenses borne by the fund.

As of August 4, 1998, the principal shareholders of the fund, beneficial or of record, were as follows:

NAME AND ADDRESS                    SHARE AMOUNT            PERCENTAGE
-----------------------------------------------------------------------------
FTTC Ttee for ValuSelect            12,330,955.460          9.43%
CACI-MMF
Attn: Trading
P.O. Box 2438
Rancho Cordova, CA 95741-2438

City National Bank as Ttee           8,510,549.390          6.51%
c/o BAC/Plan Member Services
Attn: Kerry Dunbar
1200 5th Avenue, Suite 600
Seattle WA 98101-1188

The Bank of New York Ttee            9,864,175.940          7.55%
Budget Group Inc. Savings Plus Plan
Attn: Daphne Bethea
1 Wall Street
New York, NY  10005-2500

From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that the fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that the fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the fund for the fiscal year ended June 30, 1998, including the auditor's report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the fund's administrator


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the fund dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST


The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the fund ("feeder fund"), (both of which are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Trust have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its investment goals and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.


DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL BOND RATINGS

MOODY'S

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


FITCH


AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.


AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

MUNICIPAL NOTE RATINGS

MOODY'S


Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:


MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S


Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety,however, is not as overwhelming as for issues designated A-1.


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.



INSTITUTIONAL
IFIDUCIARY TRUST
MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES
 MONEY MARKET PORTFOLIO

STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1998


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563
--------------------------------------------------------------
TABLE OF CONTENTS


How Do the Funds Invest Their Assets?.........................
Investment Restrictions.......................................
Officers and Trustees.........................................
Investment Management and
 Other Services...............................................
How Does Each Portfolio Buy
 Securities for Its Portfolio?................................
How Do I Buy, Sell and Exchange Shares?.......................
How Are Fund Shares Valued?...................................
Additional Information on
 Distributions and Taxes......................................
The Funds' Underwriter........................................
How Do the Funds
 Measure Performance?.........................................
Miscellaneous Information.....................................
Financial Statements..........................................
Useful Terms and Definitions..................................
Appendices
Summary of Procedures to Monitor
  Conflicts of Interest.......................................
California Government Code
  Section 53601...............................................
California Government Code
  Section 53635...............................................
Description of Ratings........................................


-----------------------------------------------------------------------
      When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
-----------------------------------------------------------------------


The Money Market Portfolio (the "Money Fund") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund") are no-load, diversified series of the Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Prospectus, dated November 1, 1998, which we may amend from time to time, contains the basic information you should know before investing in a fund. For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF EACH FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

o  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
   BANK;

o  ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is to provide investors with as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. This goal is fundamental, which means that it may not be changed without shareholder approval. Each fund also tries to maintain a stable Net Asset Value of $1 per share. The Money Fund seeks to achieve its investment goal by investing all of its assets in shares of The Money Market Portfolio (the "Money Portfolio") and the U.S. Securities Fund by investing in The U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"). Each Portfolio is a series of The Money Market Portfolios ("Money Market"). References in the SAI to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio. Their investment goals are the same as the funds'.

The following gives more detailed information about the Portfolio's investment policies and the types of securities that it may buy. Please read this information together with the section "How Do the Funds Invest Their Assets?" in the Prospectus.

MORE INFORMATION ABOUT THE KINDS OF SECURITIES THE PORTFOLIO BUYS

BANK OBLIGATIONS. As discussed in the Prospectus, the Money Portfolio may invest in certain bank obligations or instruments secured by bank obligations. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

VARIABLE MASTER DEMAND NOTES. Variable master demand notes are a type of commercial paper in which the Money Portfolio may invest. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Money Portfolio, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Money Portfolio does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Money Portfolio's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, Advisers considers, among other things, the earning power, cash flow and other liquidity ratios of the issuer.

MUNICIPAL SECURITIES. The Money Portfolio may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

MORE INFORMATION ABOUT SOME OF THE PORTFOLIOS' OTHER INVESTMENT STRATEGIES AND PRACTICES

DIVERSIFICATION. The Portfolio is a diversified fund. As fundamental policies, the Portfolio may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer. The Portfolio also may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the Portfolio must follow certain procedures required by federal securities laws that may be more restrictive than some of the Portfolio's other policies or investment restrictions. With respect to diversification, these procedures require that the Portfolio not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Portfolio also must not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Portfolio.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. When the Money Portfolio is the buyer in the transaction, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Money Portfolio will not engage in when-issued and delayed-delivery transactions for investment leverage purposes.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. Advisers will monitor the value of such securities daily to determine that the value equals or exceed the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Portfolio will enter into repurchase agreements only with parties who meet creditworthiness standards approved by Money Market's Board, I.E., banks or broker-dealers that have been determined by Advisers to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Money Portfolio's total assets and 10% of the value of the U.S. Securities Portfolio's total assets at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of it total assets. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. For the Money Portfolio, this collateral shall consist of cash; for the U.S. Securities Portfolio, this collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. The Money Portfolio may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The maximum amount the U.S. Securities Portfolio may borrow from banks for such purposes is 10% of its total assets. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.

OTHER LIMITATIONS. The Money Portfolio may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Money Portfolio also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Code.

THE FUNDS' MASTER/FEEDER STRUCTURE

Each fund's structure, where it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder" structure. By investing all of its assets in shares of the Portfolio, each fund, other mutual funds and institutional investors can pool their assets. This may result in asset growth and lower expenses, although there is no guarantee that this will happen.

If a fund, as a shareholder of the Portfolio, has to vote on a matter relating to the Portfolio, it will hold a meeting of fund shareholders and will cast its votes in the same proportion as the fund's shareholders voted.

There are some risks associated with the funds' Master/Feeder structure. If other shareholders in the Portfolio sell their shares, the corresponding fund's expenses may increase. Additionally, any economies of scale a fund has achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding fund could also have effective voting control.

If the Portfolio changes its investment goal or any of its fundamental policies and fund shareholders do not approve the same change for the corresponding fund, the fund may need to withdraw its investment from the Portfolio. Likewise, if the Board considers it to be in a fund's best interest, it may withdraw the fund's investment from the Portfolio at any time. If either situation occurs, the Board will decide what action to take. Possible solutions might include investing all of a fund's assets in another pooled investment entity with the same investment goal and policies as the fund, or hiring an investment advisor to manage the fund's investments. Either circumstance could increase a fund's expenses.


INVESTMENT RESTRICTIONS


Each fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of a fund or (ii) 67% or more of the shares of a fund present at a shareholder meeting if more than 50% of the outstanding shares of a fund are represented at the meeting in person or by proxy, whichever is less. Each fund MAY NOT:


 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.


 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or
(c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.

 (7) Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the fund, as described in the Prospectus, specify otherwise.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the fund may be invested in another registered investment company having the same investment objectives and policies as the fund.


 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.


In addition to the above restrictions, the funds have the following fundamental policies, which may only be changed with shareholder approval: i) the U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association ("GNMA") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Portfolio) that has a fundamental policy to invest in these types of securities; ii) each fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy; iii) the Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies; iv) the Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the Board and the Board of Trustees of Money Market to comply with requirements under SEC Rule 2a-7, the 5% limitation applies to the Portfolio's total assets and is more restrictive than the fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund; and v) the Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.

In addition to these fundamental policies, it is the present policy of the funds, which may be changed without shareholder approval, not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.


To continue its money market status in Texas, the Money Fund and its respective Portfolio will comply with Section 123.3 of the Texas
Administrative Code (as stated in Conditions 1-7 listed in Form 133.26, entitled "Request for Determination as a Money Market Fund," with the understanding that Condition 4 excludes expenses of the Money Fund's transfer agent associated with shareholder recordkeeping and reporting).

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Money Market's trustees have elected to value the Portfolio's assets in accordance with SEC Rule 2a-7. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.

OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the funds who are responsible for administering the fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the funds under the 1940 Act are indicated by an asterisk (*).


                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH THE TRUST             DURING THE PAST FIVE
                                                      YEARS


Frank H. Abbott, III (77)
1045 Sansome Street
San Francisco, CA 94111

Trustee

President and Director, Abbott Corporation (an investment company); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) and Vacu-Dry Co. (food processing).

Harris J. Ashton (66)
191 Clapboard Ridge Road
Greenwich, CT 06830

Trustee

Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers).

Robert F. Carlson (70)
2120 Lambeth Way
Carmichael, CA 95608

Trustee

Member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); former member and past Chairman of the Board, Sutter Community Hospitals, Sacramento, CA; former member, Corporate Board, Blue Shield of California; former Chief Counsel, California Department of Transportation; and director or trustee, as the case may be, of nine of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (66)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945

Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; director or trustee, as the case may be, of 51 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles B. Johnson (65)
777 Mariners Island Blvd.
San Mateo, CA 94404

Chairman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Templeton Services, Inc.; officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, General Host Corporation (nursery and craft centers).

*Charles E. Johnson (42)
500 East Broward Blvd.
Fort Lauderdale, FL 33394-3091

President and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 34 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (58)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Frank W.T. LaHaye (69)
20833 Stevens Creek Blvd.
Suite 102
Cupertino, CA 95014

Trustee

General Partner, Miller & LaHaye, which is the General Partner of Peregrine Ventures II (venture capital firm); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Digital Transmission Systems, Inc. (wireless communications); director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Director, Fischer Imaging Corporation (medical imaging systems) and General Partner, Peregrine Associates, which was the General Partner of Peregrine Ventures (venture capital firm).

Gordon S. Macklin (70)
8212 Burning Tree Road
Bethesda, MD 20817

Trustee

Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, MedImmune, Inc. (biotechnology), Spacehab, Inc. (aerospace services) and Real 3D (software); director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; and FORMERLY, Chairman, White River Corporation (financial services) and Hambrecht and Quist Group (investment banking), and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (53)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Executive Vice President and Director, Franklin Resources, Inc., Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

Martin L. Flanagan (38)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Chief Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Executive Vice President and Chief Financial Officer, Franklin Advisers, Inc.; Chief Financial Officer, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; President and Director, Franklin Templeton Services, Inc.; Senior Vice President and Chief Financial Officer, Franklin/Templeton Investor Services, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (49)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Vice President, Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 53 of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (59)
777 Mariners Island Blvd.
San Mateo, CA 94404

Treasurer and Principal Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 32 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Runkel (40)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members of the fund are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust, is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of Money Market but not the Trust.

                           POSITIONS AND OFFICES      PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS      WITH MONEY MARKET          DURING THE PAST FIVE
                                                      YEARS

Edward V. McVey (61)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 28 of the investment companies in the Franklin Templeton Group of Funds.

R. Martin Wiskemann (71)
777 Mariners Island Blvd.
San Mateo, CA 94404

Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 15 of the investment companies in the Franklin Templeton Group of Funds.

The tables above show the officers, Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. As of June 1, 1998, nonaffiliated members of the Board are paid $310 per month plus $225 per meeting attended. Also as of June 1, 1998, nonaffiliated trustees of Money Market are no longer paid any fees. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The fees payable to nonaffiliated Board members by the Trust are subject to reductions resulting from fee caps limiting the amount of fees payable to Board members who serve on other boards within the Franklin Templeton Group of Funds. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                                          NUMBER OF BOARDS
                                                      TOTAL FEES          IN THE FRANKLIN
                      TOTAL FEES      TOTAL FEES      RECEIVED FROM THE   TEMPLETON GROUP
                      RECEIVED FROM   RECEIVED FROM   FRANKLIN TEMPLETON  OF FUNDS ON WHICH
NAME                  THE TRUST*      MONEY MARKET*    GROUP OF FUNDS**   EACH SERVES***
------------------------------------------------------------------------------
Frank H. Abbott, III  $4,810          $1,100            $165,937          27
Harris J. Ashton       4,626           1,050             344,642          49
Robert Carlson         2,335             450              17,680           9
S. Joseph Fortunato    4,599           1,050             361,562          51
David W. Garbellano+     800             200              91,317          N/A
Frank W.T. LaHaye      4,810           1,100             141,433          27
Gordon S. Macklin      4,626           1,050             337,292          49

*For the fiscal year ended June 30, 1998. During the period from July 1, 1997, through May 31, 1998, fees at the rate of $200 per month plus $200 per meeting attended were in effect for the Trust and fees at the rate of $50 per month plus $50 per meeting attended were in effect for Money Market.
 **For the calendar year ended December 31, 1997.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 54 registered investment companies, with approximately 170 U.S. based funds or series.
+Deceased, September 27, 1997.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the funds, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of August 4, 1998, the officers and Board members, as a group, owned of record and beneficially approximately 4,350,281 shares, or 1.9% of the Money Fund's total outstanding shares. As of August 4, 1998, the officers and Board members did not own of record or beneficially any shares of the U.S. Securities Fund. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles
E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND ADMINISTRATOR AND SERVICES PROVIDED. Advisers is the investment manager of each Portfolio and is also the administrator of each fund. Advisers provides investment research and portfolio management services, including the selection of securities for each Portfolio to buy, hold or sell and the selection of brokers through whom each Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of each Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of each fund and each Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of each Portfolio. Similarly, with respect to each Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by a Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT AND ADMINISTRATION FEES. Under the management agreement, each Portfolio pays Advisers a management fee equal to an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. The fee is computed at the close of business each day.

Advisers provides various administrative, statistical, and other services to the funds. Under the administration agreements, each fund pays Advisers an administration fee equal to an annual rate of 0.20 of 1% of the value of the fund's average daily net assets. The fee is computed at the close of business on the last business day of each month.

For the periods shown, Advisers had agreed in advance to waive all or a portion of its management and administration fees. The table below shows the management and administration before any advance waiver and the management and administration fees paid by each fund for the fiscal years ended June 30, 1998, 1997 and 1996.


                            MANAGEMENT               ADMINISTRATION FEES
                            FEES BEFORE   MANAGEMENT  BEFORE ADVANCE       ADMINISTRATION
                          ADVANCE WAIVER  FEES PAID       WAIVER             FEES PAID
-----------------------------------------------------------------------------------------
1998
Money Fund................. $2,963,304    $2,830,858      $104,796           $39,173
U.S. Securities Fund           394,321       367,433        66,469                 0

1997
Money Fund.................  2,547,891    $2,429,509       150,356            70,428
U.S. Securities Fund.......    404,358       364,509        70,196             1,694

1996
Money Fund.................  2,162,519    $2,034,014       154,740            28,073
U.S. Securities Fund.......    484,382       424,848        98,326                 0

MANAGEMENT AGREEMENT. The management agreement for each Portfolio is in effect until February 28, 1999. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly-owned subsidiary of Resources, is the funds' shareholder servicing agent and acts as the funds' transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. Each fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the fund. The amount of reimbursements for these services per benefit plan participant fund account per year may not exceed the per account fee payable by the fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for each Portfolio, effectively acts as each fund's custodian and holds the fund's shares of the corresponding Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of each fund's cash, pending investment in shares of the Portfolio. Bank of New York also acts as custodian of the securities and other assets of each Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITOR. PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, is the fund's independent auditor. During the fiscal year ended June 30, 1998, the auditor's services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1998.

HOW DOES EACH PORTFOLIO BUY SECURITIES FOR ITS PORTFOLIO?

The funds will not incur any brokerage or other costs in connection with their purchase or redemption of shares of the Portfolio.

Since most purchases by each Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on their behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the funds' officers are satisfied that the best execution is obtained, the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Portfolio's transactions.

If purchases or sales of securities of a Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Portfolio.

Depending on Advisers' view of market conditions, a Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1998, 1997 and 1996, the Portfolio paid no brokerage commissions.

As of June 30, 1998, The Money Market Portfolio owned securities issued by Morgan Stanley Dean Witter & Co. valued in the aggregate at $80 million, J.P. Morgan & Co. valued in the aggregate at $49 million, and Swiss Bank Corp., valued in the aggregate at $25 million. Morgan Stanley Dean Witter & Co, J.P. Morgan & Co. and Swiss Bank Corp. are regular broker-dealers of the Portfolio. Except as noted, neither the funds nor the corresponding Portfolio owned securities issued by their regular broker-dealers as of the end of the fiscal year.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The funds continuously offer their shares through Securities Dealers who have an agreement with Distributors. Banks and financial institutions that sell shares of the funds may be required by state law to register as Securities Dealers.

All purchases of fund shares will be credited to you, in full and fractional shares of the fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the fund's transfer agent. No share certificates will be issued. The offering of shares of the funds may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If a substantial number of shareholders should, within a short period, sell their shares of a fund under the exchange privilege, the fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the seventh day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that seventh day. The sale of fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


REDEMPTIONS IN KIND. Each fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the fund. In these circumstances, the securities distributed would be valued at the price used to compute the fund's net assets and you may incur brokerage fees in converting the securities to cash.


GENERAL INFORMATION


If dividend checks are returned to the funds marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of a fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool or portfolio which you may currently be using. It is based on historical information, and covers any time period you may wish to use after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.


Investor Services may pay certain financial institutions that maintain omnibus accounts with the funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a fund may reimburse Investor Services an amount not to exceed the per account fee that the fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the fund.

Special procedures have been designed for banks and other institutions wishing to open multiple accounts. An institution may open a single master account by filing one application form with the fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened at the time the master account is filed by listing them, or instructions may be provided to the fund at a later date. These sub-accounts may be established by the institution with registration either by name or number. The investment minimums applicable to the fund are applicable to each sub-account. The fund will provide each institution with a written confirmation for each transaction in a sub-account and arrangements may be made at no additional charge for the transmittal of duplicate confirmations to the beneficial owner of the sub-account.

The fund will provide to each institution, on a quarterly basis or more frequently if requested, a statement setting forth each sub-account's share balance, income earned for the period, income earned for the year to date, and total current market value.

HOW ARE FUND SHARES VALUED?

The valuation of each Portfolio's securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.

A Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. Each Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. Each Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest short-term rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS


DISTRIBUTIONS OF NET INVESTMENT INCOME. A fund declares dividends for each day that its Net Asset Value is calculated. These dividends will equal all of the fund's daily net income payable to shareholders of record as of the close of business the preceding day. A fund's daily net income includes its pro rata share of the corresponding Portfolio's net income, less the estimated expenses of the fund. The corresponding Portfolio's income consists of accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of securities held by the corresponding Portfolio and changes in unrealized appreciation or depreciation in securities held by the corresponding Portfolio (to the extent required to maintain a constant net amount value), less the estimated expenses of the corresponding Portfolio.

A fund earns income and gains on its investment in the corresponding Portfolio. A Portfolio, in turn, earns income generally in the form of interest, original issue, market and acquisition discount, and other income derived from its investments. This income less expenses incurred in the operation of a Portfolio, is paid to the corresponding fund as ordinary dividend income. The ordinary dividend income received from a Portfolio, less expenses incurred in the operation of the corresponding fund, constitute a fund's net investment income from which dividends may be paid to you. Any distributions by a fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. A fund may receive capital gain distributions from the corresponding Portfolio, consisting of the excess of any net long-term capital gain over net short-term capital loss realized by the corresponding Portfolio on the sale or disposition of its underlying portfolio securities. A fund may also derive capital gains and losses in connection with the sale of corresponding Portfolio shares. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions derived from the excess of net long-term capital gain over net short-term capital loss, including capital gain distributions received from a Portfolio, will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the fund. Any net short-term or long-term capital gains realized by a fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on such fund. Because each fund and its corresponding Portfolio is a money market fund, it does not anticipate realizing any long-term capital gains, however.

CERTAIN DISTRIBUTIONS PAID IN JANUARY. Distributions which are declared in October, November or December and paid to you in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared. A fund will report this income to you on your Form 1099-DIV for the year in which these distributions were declared.

MAINTENANCE OF $1.00 NET ASSET VALUE. Gains and losses on the sale of corresponding Portfolio shares and unrealized appreciation or depreciation in the value of these shares may require a fund to distribute income or make distribution adjustments in order to maintain a $1.00 Net Asset Value. These procedures may result in under- or over-distributions of net investment income.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. A fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.

TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends so to qualify during the current fiscal year. The Board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to its shareholders. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the fund's available earnings and profits.

In order to qualify as a regulated investment company for tax purposes, a fund must meet certain specific requirements, including:

o A fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the fund's total assets, and, with respect to 50% of the fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the fund's total assets or 10% of the outstanding voting securities of the issuer;

o A fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and A fund must distribute to its shareholders at least 90% of its investment company taxable income (i.e., net investment income plus net short-term capital gains) and net tax-exempt income for each of its fiscal years.

EXCISE TAX DISTRIBUTION REQUIREMENTS. The Code requires each fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each fund intends to declare and pay sufficient dividends in December (or in January of the following year that are treated by you as received in December of the prior year) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

REDEMPTION OF FUND SHARES. Redemptions and exchanges of a fund's shares are taxable transactions for federal and state income tax purposes. The tax law requires that you recognize a gain or loss in an amount equal to the difference between your tax basis and the amount you received in exchange for your shares, subject to the rules described below. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term for federal income tax purposes if you have held your shares for more than one year at the time of redemption or exchange.
Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you purchase other shares in the fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase. Because each fund seeks to maintain a constant $1.00 per share Net Asset Value, you should not expect to realize a gain or loss upon redemption of your fund shares, however.

U.S. GOVERNMENT OBLIGATIONS. Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. It is anticipated, however, that no portion of a fund's distributions will qualify for exemption from state and local income tax as dividends paid from interest earned on direct obligations of the U.S. Government. At the end of each calendar year, a fund will provide you with the percentage of any dividends paid that may qualify for tax-free treatment on your personal income tax return. You should consult with your own tax advisor to determine the application of your state and local laws to these distributions. Because the rules on exclusion of this income are different for corporations, corporate shareholders should consult with their corporate tax advisors about whether any of their distributions may be exempt from corporate income or franchise taxes.

MUNICIPAL INVESTORS. Municipalities may invest surplus money subject to the arbitrage rebate requirements of section 148 of the Code in a fund. Section 115(1) of the Code provides, in part, that gross income does not include income accruing to a state, territory, or any political subdivision thereof that is derived from the exercise of any essential government function. To the extent that an investment by a municipality in a fund is made in connection with such functions, the municipality will not be liable for federal income tax on income or gains derived from its investment. A municipality that invests money subject to the arbitrage rebate requirements in a fund should be aware that some or all of the earnings distributed by the fund may need to be paid to the U.S. as a rebate of arbitrage profits.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because a fund's income is derived primarily from interest rather than dividends, no portion of its distributions will generally be eligible for the intercorporate dividends-received deduction. None of the dividends paid by a fund for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

THE FUNDS' UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of each fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Rule 12b-1 plans for the funds, as discussed below. Except as noted, Distributors received no other compensation from the funds for acting as underwriter.

THE RULE 12B-1 PLANS

Each fund has a distribution plan or "Rule 12b-1 plan" that was adopted pursuant to Rule 12b-1 of the 1940 Act.

Under the plans, each fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the fund, Advisers or Distributors or other parties on behalf of the fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plans relating to required reports, term and approval are consistent with Rule 12b-1. The plans do not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the fund, and alternate means for continuing the servicing would be sought.
In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration or management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of each fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the fund, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.

For the fiscal year ended June 30, 1998, the funds did not incur any expenses pursuant to the plans.

HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The current yield for the seven day period ended June 30, 1998, was 5.41% for the Money Fund and 5.39% for the U.S. Securities Fund.

EFFECTIVE YIELD. Each fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 1998, was 5.55% for the Money Fund and 5.54% for the U.S. Securities Fund.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS


The fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in a fund may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.


c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.


e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.

g) Financial publications: The WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD AND FORBES, FORTUNE, and MONEY magazines - provide performance statistics over specified time periods.


Advertisements or information may also compare a fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in a fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in a fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the funds' portfolios, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the funds to calculate their figures. In addition, there can be no assurance that the funds will continue their performance as compared to these other averages.


MISCELLANEOUS INFORMATION


A fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a fund cannot guarantee that these goals will be met.

Each fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 50 years and now services more than 3 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $236 billion in assets under management for more than 6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 119 U.S. based open-end investment companies to the public. Each fund may identify itself by its NASDAQ symbol or CUSIP number.

As of August 4, 1998, the principal shareholders of each fund, beneficial or of record, were as follows:


                                                         SHARE
NAME AND ADDRESS                      AMOUNT             PERCENTAGE
MONEY FUND


Franklin Resources, Inc.
Attn: Corporate
 Accounting #95
777 Mariners Island Blvd.
San Mateo,
CA 94404-1584                       53,052,708.960          22.8%

Bank of Stockton
Trust Department
P.O. Box 1110
Stockton,
CA 95201-1110                       28,239,589.770          12.1%

Suffolk County
 National Bank
Trust & Investment Division
295 N. Sea Rd.
Southampton,
NY 11968-2038                       16,628,496.610          7.1%

Franklin Templeton
 Distributors, Inc.
Attn: Corporate Accounting
777 Mariners Island Blvd.
San Mateo,
CA 94404-1584                       29,578,467.910          12.7%



U.S. SECURITIES FUND
Carroll County Bank
 & Trust, Co.
Trust Division
45 W. Main St.
P.O. Box 1100
Westminster,
MD 21158-0199                       19,158,272.640          11.5%

City of Anaheim
C/O Rd A 1992 Loan Fund
201 South Anaheim Blvd. #901
City Hall West
Anaheim, CA 92805                   16,206,177.900           9.8%


From time to time, the number of fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The funds' Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of a fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a fund's assets if you are held personally liable for obligations of the fund. The Declaration of Trust provides that a fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the fund and satisfy any judgment thereon. All such rights are limited to the assets of the fund. The Declaration of Trust further provides that a fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of a fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, each fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.


SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and
(iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1998, including the auditor's report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., each Portfolio's investment manager and the funds' administrator


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter

FITCH - Fitch Investors Service, Inc.


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRS - Internal Revenue Service

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


PROSPECTUS - The prospectus for the funds dated November 1, 1998, which we may amend from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the funds and/or Institutional Services, Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST


The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the funds ("feeder funds"), (both of which are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the funds have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.

If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its investment goals and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.


CALIFORNIA GOVERNMENT CODE SECTION 53601.
SECURITIES AUTHORIZED FOR INVESTMENT;
TEXT OF SECTION EFFECTIVE ON JULY 7, 1988,
AMENDED IN 1992, 1995 AND 1996.

The legislative body of a local agency having money in a sinking fund of, or surplus money in, its treasury not required for the immediate necessities of the local agency may invest any portion of the money which it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery or by third party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank Board, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 30 percent of the agency's surplus funds may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, (Division 6 (commencing with Section 11501) of the Public Utilities Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc., or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money that may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's surplus money, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a state or federal association (as defined by Section 5102 of the Financial Code) or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposits do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of Section 53638.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section as long as the agreements are subject to this subdivision, including, the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency prior to December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale; the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio; and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order to supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions
(a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notwithstanding anything to the contrary contained in this section,
Section 53635 or any other provision of law, money held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.

(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by
Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

CALIFORNIA GOVERNMENT CODE SECTION 53635.
FUNDS OF LOCAL AGENCY; DEPOSIT OR INVESTMENT. TEXT OF SECTION EFFECTIVE JULY 7, 1988, AMENDED IN 1995 AND 1996.

As far as possible, all money belonging to, or in the custody of, a local agency, including money paid to the treasurer or other official to pay the principal, interest or penalties of bonds, shall be deposited for safekeeping in state or national banks, savings associations or federal associations, credit unions, or federally insured industrial loan companies in this state selected by the treasurer or other official having the legal custody of the money; or, unless otherwise directed by the legislative body pursuant to
Section 53601, may be invested in the investments set forth below. A local agency purchasing or obtaining any securities described in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of all the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book-entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency.

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances, which are eligible for purchase by the Federal Reserve System. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus funds which may be invested pursuant to this section. No more than 30 percent of the agency's surplus funds, however, may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, Division 6 (commencing with Section 11501) of the Public Utilities Code.

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money which may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's money or money in its custody, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a savings association or federal association or a state or federal credit union or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630) of Chapter 4 of
Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of Section 53638. For purposes of this section, the legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from depositing or investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or an employee of the administrative officer, manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, the credit committee or supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section, so long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency, prior to repurchase agreement on December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale, the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio, and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale or a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for, for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order or supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount, and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty's bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency, pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the costs of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions
(a) to (i), inclusive, or subdivisions (l) or (m) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53600). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to (j), inclusive, or subdivisions (l) or (m) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A) Attained the highest ranking or the highest letter and numerical rating provided by not less than two nationally recognized statistical rating organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notes, bonds, or other obligations which are at all times secured by a valid first priority security interest in securities of the types listed by
Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(m) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.


AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.


A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


PLUS (+) OR MINUS (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


FITCH


AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.


AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S


Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                          INSTITUTIONAL FIDUCIARY TRUST
                                File Nos. 2-96634
                                    811-4267

                                    FORM N-1A
                                     PART C

                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

      a)    Financial Statements

      (1) Incorporated herein by reference to the following Annual Reports to Shareholders dated June 30, 1998 as filed with the SEC electronically on Form Type N-30D on August 20, 1998:

      (A)   Franklin Cash Reserves Fund

            (i)    Financial Highlights

            (ii)   Statement of Investments - June 30, 1998

            (iii)  Statements of Assets and Liabilities - June 30, 1998

            (iv)   Statement of Operations - for the year ended June 30, 1998

            (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vi)   Notes to Financial Statements

            (vii)  Independent Auditor's Report

            (viii) Financial Highlights of The Money Market Portfolios

            (ix)   Statement of Investments of The Money Market Portfolios
                   - June 30, 1998

            (x) Statements of Assets and Liabilities of The Money Market Portfolios - June 30, 1998

            (xi) Statements of Operations of The Money Market Portfolios - for the year ended June 30, 1998

            (xii) Statements of Changes in Net Assets of The Money Market Portfolios - for the years ended June 30, 1998 and 1997

            (xiii) Notes to Financial Statements

            (xiv)  Independent Auditor's Report

      (B)    Money Market Portfolio and Franklin U.S. Government
             Securities Money Market Portfolio

            (i)     Financial Highlights

            (ii)    Statement of Investments - June 30, 1998

            (iii)   Statements of Assets and Liabilities - June 30, 1998

            (iv)    Statements of Operations - for the year ended June 30, 1998

            (v) Statements of Changes in Net Assets - for the years ended June 30, 1998 and 1997

            (vi)    Notes to Financial Statements

            (vii)   Independent Auditor's Report

            (xv)    Financial Highlights of The Money Market Portfolios

            (xvi)   Statement of Investments of The Money Market Portfolios
                    - June 30, 1998

            (xvii) Statements of Assets and Liabilities of The Money Market Portfolios - June 30, 1998

            (xviii) Statements of  Operations of The Money Market  Portfolios -
                    for the year ended June 30, 1998

            (xix) Statements of Changes in Net Assets of The Money Market Portfolios - for the years ended June 30, 1998 and 1997

            (xx)    Notes to Financial Statements

            (xxi)   Independent Auditor's Report

      b)     Exhibits

            The following exhibits are incorporated by reference herein, except exhibits 8(iv), 10(i), 11(i), 17(i), 17(iii), 17(iv), 17(vi), 27(i),
            27(ii) and 27(iii) which are attached.

      (1)   copies of the charter as now in effect;

            (i)    Agreement and Declaration of Trust dated January 15, 1985
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Certificate of Amendment of Agreement and Declaration of Trust dated May 12, 1987 Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii) Certificate of Amendment of Agreement and Declaration of Trust dated October 9, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iv) Certificate of Amendment of Agreement and Declaration of Trust dated November 17, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust dated December 8, 1987
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi) Certificate of Amendment of Agreement and Declaration of Trust dated December 12, 1989
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (2)   copies of the existing By-Laws or instruments corresponding thereto;

            (i)    By-Laws
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii)   Certificate  of  Amendment of By-Laws  dated  October 9, 1987
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

            Not Applicable

      (5)   copies  of  all  investment   advisory  contracts  relating  to  the
            management of the assets of the Registrant;

            (i) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated November 1, 1991
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 20, 1991
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated January 2, 1992
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (iv) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi) Management Agreement between Registrant, on behalf of Franklin U.S. Government Agency
                   Money Market Fund, and Franklin Advisers, Inc.
                   dated February 8, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (viii) Amendment to Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (ix) Amendment to Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (x) Amendment to Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xi) Amendment to Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xii) Amendment to Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Securities Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xiii) Amendment to Management Agreement between Registrant, on behalf of Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (xiv) Amendment to Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                   Registrant: Franklin Tax-Free Trust
                   Filing: Post-Effective Amendment No. 22 to
                   Registration Statement on Form N-1A
                   File No. 2-94222
                   Filing Date: March 14, 1996

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (8)   copies of all custodian  agreements and depository  contracts  under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                   Filing: Post-Effective Amendment No. 25 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: October 31, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                   Filing: Post-Effective Amendment No. 25 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: October 31, 1996

            (iii) Amendment to Master Custody Agreement between Registrant and Bank of New York dated May 7, 1997
                   Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing date: October 30, 1997

            (iv) Amendment dated February 27, 1998 to Exhibit A in the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will then be legally issued, fully paid and nonassessable;

            (i)   Opinion and consent of counsel dated August 18, 1998

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

            (i)    Consent of Independent Auditors

      (12) All financial statements omitted from Item 23;

            Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intent of redeeming or reselling;

            Not Applicable

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

            Not Applicable

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U. S. Government Agency Money Market Fund, and Franklin/Templeton Distributors, Inc. dated February 8, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (ii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1994
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iv) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (v) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                   Filing: Post-Effective Amendment No. 24 to
                   Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            Not Applicable

      (17)  Powers of Attorney

            (i)    Institutional Fiduciary Trust dated May 19, 1998

            (ii)   Adjustable Rate Securities Portfolios dated February 16,
                   1995
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (iii)  The Money Market Portfolios dated June 16, 1998

            Certificates of Secretary

            (iv)   Institutional Fiduciary Trust dated May 19, 1998

            (v)    Adjustable Rate Securities Portfolios dated February 16,
                   1995
                   Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
                   File No. 2-96634
                   Filing Date: September 1, 1995

            (vi)   The Money Market Portfolios dated June 16, 1998

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

            Not Applicable

      (27)  Financial Data Schedules

            (i)    Financial Data Schedule for Franklin Cash Reserves Fund

            (ii)   Financial Data Schedule for Money Market Portfolio

            (iii) Financial Data Schedule for Franklin U.S. Government Securities Money Market Portfolio

ITEM 25   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 26   NUMBER OF HOLDERS OF SECURITIES

      Not Applicable

ITEM 27   INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Please see the Declaration of Trust, By-Laws, Management, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

      Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in such By-Laws.

ITEM 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      The officers and directors of Franklin Advisers, Inc. ("Advisers"), the investment advisor of the Registrant's Franklin U.S. Treasury Money Market Portfolio and Franklin U.S. Government Agency Money Market Fund, administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, Franklin Cash Reserves Fund, Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund, and investment advisor of the Master Funds also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or
(2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of August, 1998.

                                          INSTITUTIONAL FIDUCIARY TRUST
                                          (Registrant)

                                          By:  CHARLES E. JOHNSON *
                                               Charles E. Johnson
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                             Dated: August 24, 1998

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                           Dated: August 24, 1998

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                             Dated: August 24, 1998

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                          Dated: August 24, 1998

Harris J. Ashton*                          Trustee
Harris J. Ashton                             Dated: August 24, 1998

Robert F. Carlson*                         Trustee
Robert F. Carlson                            Dated: August 24, 1998

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                          Dated: August 24, 1998

Charles B. Johnson*                        Trustee
Charles B. Johnson                           Dated: August 24, 1998

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                       Dated: August 24, 1998

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                            Dated: August 24, 1998

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                            Dated: August 24, 1998

*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 24th day of August, 1998.

                                          THE MONEY MARKET PORTFOLIOS

                                          By:  CHARLES E. JOHNSON*
                                               Charles E. Johnson
                                               President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Officers and Trustees of The Money Market Portfolios in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                            Dated: August 24, 1998

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                          Dated: August 24, 1998

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                            Dated: August 24, 1998

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                         Dated: August 24, 1998

Harris J. Ashton*                          Trustee
Harris J. Ashton                            Dated: August 24, 1998

Robert F. Carlson                          Trustee
Robert F. Carlson                           Dated: August 24, 1998

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                         Dated: August 24, 1998

Charles B. Johnson*                        Trustee
Charles B. Johnson                          Dated: August 24, 1998

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                      Dated: August 24, 1998

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                           Dated: August 24, 1998

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                           Dated: August 24, 1998

*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)


                          INSTITUTIONAL FIDUCIARY TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.                DESCRIPTION                             PAGE NO. IN
                                                                   SEQUENTIAL
                                                                   NUMBERING
                                                                   SYSTEM

EX-99.B1(i)                Agreement and Declaration of Trust        *
                           dated January 15, 1985

EX-99.B1(ii)               Certificate of Amendment to Agreement     *
                           and Declaration of Trust dated May 12,
                           1987

EX-99.B1(iii)              Certificate of Amendment to Agreement     *
                           and Declaration of Trust dated October
                           9, 1987

EX-99.B1(iv)               Certificate of Amendment to Agreement     *
                           and Declaration of Trust dated
                           November 17, 1987

EX-99.B1(v)                Certificate of Amendment to Agreement     *
                           and Declaration of Trust dated
                           December 8, 1987

EX-99.B1(vi)               Certificate of Amendment to Agreement     *
                           and Declaration of Trust dated
                           December 12, 1989

EX-99.B2(i)                By-Laws                                   *

EX-99.B2(ii)               Certificate of Amendment to By-Laws       *
                           dated October 9, 1987

EX-99.B5(i)                Administration Agreement between          *
                           Registrant, on behalf of Franklin
                           Institutional Adjustable U.S.
                           Government Securities Fund, and
                           Franklin Advisers, Inc. dated November
                           1, 1991

EX-99.B5(ii)               Management Agreement between              *
                           Registrant, on behalf of Franklin U.S.
                           Treasury Money Market Portfolio, and
                           Franklin Advisers, Inc. dated August
                           20, 1991

EX-99.B5(iii)              Administration Agreement between          *
                           Registrant, on behalf of Franklin
                           Institutional Adjustable Rate
                           Securities Fund, and Franklin
                           Advisers, Inc. dated January 2, 1992

EX-99.B5(iv)               Administration Agreement between          *
                           Registrant, on behalf of Franklin U.S.
                           Government Securities Money Market
                           Portfolio, and Franklin Advisers, Inc.
                           dated November 1, 1992

EX-99.B5(v)                Administration Agreement between          *
                           Registrant, on behalf of Money Market
                           Portfolio, and Franklin Advisers,
                           Inc., dated November 1, 1992

EX-99.B5(vi)               Management Agreement between              *
                           Registrant, on behalf of the Franklin
                           U. S. Government Agency Money Market
                           Fund, and Franklin Advisers, Inc.,
                           dated February 8, 1994


EX-99.B5(vii)              Administration Agreement between          *
                           Registrant, on behalf of the Franklin
                           Cash Reserve Fund, and Franklin
                           Advisers, Inc. dated July 1, 1994

EX-99.B5(viii)             Amendment to Administration Agreement     *
                           between Registrant, on behalf of Money
                           Market Portfolio, and Franklin
                           Advisers, Inc. dated August 1, 1995

EX-99.B5(ix)               Amendment to Administration Agreement     *
                           between Registrant, on behalf of
                           Franklin U.S. Government Securities
                           Money Market Portfolio, and Franklin
                           Advisers, Inc. dated August 1, 1995

EX-99.B5(x)                Amendment to Management Agreement         *
                           between Registrant, on behalf of
                           Franklin U.S. Treasury Money Market
                           Portfolio, and Franklin Advisers, Inc.
                           dated August 1, 1995

EX-99.B5(xi)               Amendment to Administration Agreement     *
                           between Registrant, on behalf of
                           Franklin Institutional Adjustable Rate
                           Securities Fund, and Franklin
                           Advisers, Inc. dated August 1, 1995

EX-99.B5(xii)              Amendment to Administration Agreement     *
                           between Registrant, on behalf of
                           Franklin Institutional Adjustable U.S.
                           Securities Fund, and Franklin
                           Advisers, Inc. dated August 1, 1995

EX-99.B5(xiii)             Amendment to Management Agreement         *
                           between Registrant, on behalf of
                           Franklin U.S. Government Agency Money
                           Market Fund, and Franklin Advisers,
                           Inc. dated August 1, 1995

EX-99.B5(xiv)              Amendment to Administration Agreement     *
                           between Registrant, on behalf of
                           Franklin Cash Reserves Fund, and
                           Franklin Advisers, Inc. dated August
                           1, 1995

EX-99.B6(i)                Amended and Restated Distribution         *
                           Agreement between Registrant and
                           Franklin/Templeton Distributors, Inc.
                           dated April 23, 1995

EX-99.B6(ii)               Forms of Dealer Agreements between        *
                           Franklin/Templeton Distributors, Inc.
                           and dealers

EX-99.B8(i)                Master Custody Agreement between          *
                           Registrant and Bank of New York dated
                           February 16, 1996

EX-99.B8(ii)               Terminal Link Agreement between           *
                           Registrant and Bank of New York dated
                           February 16, 1996

EX-99.B8(iii)              Amendment to Master Custody Agreement     *
                           between Registrant and Bank of New
                           York dated May 7, 1997

EX-99.B8(iv)               Amendment dated February 27, 1998 to        Attached
                           Exhibit A in the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.B10(i)               Opinion and consent of counsel dated        Attached
                           August 18, 1998

EX-99.B11(i)               Consent of Independent Auditors             Attached

EX-99.B15(i)               Distribution Plan pursuant to Rule        *
                           12b-1 between Registrant, on behalf of
                           Franklin U. S. Government Agency Money
                           Market Fund, and Franklin/Templeton
                           Distributors, Inc. dated February 8,
                           1994

EX-99.B15(ii)              Distribution Plan pursuant to Rule        *
                           12b-1 between Registrant, on behalf of
                           Franklin Cash Reserves Fund, and
                           Franklin/Templeton Distributors, Inc.
                           dated July 1, 1994

EX-99.B15(iii)             Amended and Restated Distribution Plan    *
                           pursuant to Rule 12b-1 between
                           Registrant, on behalf of Franklin U.S.
                           Treasury Money Market Portfolio, and
                           Franklin/Templeton Distributors, Inc.
                           dated December 1, 1993

EX-99.B15(iv)              Amended and Restated Distribution Plan    *
                           pursuant to Rule 12b-1 between
                           Registrant, on behalf of Franklin U.S.
                           Government Securities Money Market
                           Portfolio, and Franklin/Templeton
                           Distributors, Inc. dated December 1,
                           1993

EX-99.B15(v)               Amended and Restated Distribution Plan    *
                           pursuant to Rule 12b-1 between
                           Registrant, on behalf of Money Market
                           Portfolio, and Franklin/Templeton
                           Distributors, Inc. dated December 1,
                           1993

EX-99.B16(i)               Schedule for Computation of               *
                           Performance Quotation

EX-99.B17(i)               Power of Attorney for  Institutional       Attached
                           Fiduciary Trust dated May 19, 1998

EX-99.B17(ii)              Power of Attorney for Adjustable Rate     *
                           Securities Portfolio dated February
                           16, 1995

EX-99.B17(iii)             Power of Attorney for The Money Market     Attached
                           Portfolios dated June 16, 1998

EX-99.B17(iv)              Certificate of Secretary for the           Attached
                           Institutional Fiduciary Trust dated
                           May 19, 1998

EX-99.B17(v)               Certificate of Secretary for              *
                           Adjustable Rate Securities Portfolio
                           dated February 16, 1995

EX-99.B17(vi)              Certificate of Secretary for The Money     Attached
                           Market Portfolios dated June 16, 1998

EX-27.B(i)                 Financial Data Schedule for Franklin       Attached
                           Cash Reserves Fund

EX-27.B(ii)                Financial Data Schedule for Money          Attached
                           Market Portfolio

EX-27.B(iii)               Financial Data Schedule for Franklin       Attached
                           U.S. Government Securities Money
                           Market Portfolio

*Incorporated by Reference